Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000129563 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Value Fund
Class Name	Class I
Trading Symbol	EPVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-value-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class I/EPVIX)	$73	1.38%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 203,697,809
Holdings Count | Holding	44
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$203,697,809
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	5.8%
Novo Nordisk A/S - ADR	5.4%
Agnico Eagle Mines Ltd.	5.1%
IAMGOLD Corp.	5.0%
Evolution A.B.	4.8%
Kinross Gold Corp.	4.4%
Dassault Systemes S.E.	4.4%
Newmont Corp. - CDI	3.9%
Barrick Mining Corp.	3.9%
Franco-Nevada Corp.	3.4%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	5.8%
Novo Nordisk A/S - ADR	5.4%
Agnico Eagle Mines Ltd.	5.1%
IAMGOLD Corp.	5.0%
Evolution A.B.	4.8%
Kinross Gold Corp.	4.4%
Dassault Systemes S.E.	4.4%
Newmont Corp. - CDI	3.9%
Barrick Mining Corp.	3.9%
Franco-Nevada Corp.	3.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000086557 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Value Fund
Class Name	Class A
Trading Symbol	EPIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-value-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class A/EPIVX)	$86	1.63%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.63%	[2]
Net Assets	$ 203,697,809
Holdings Count | Holding	44
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$203,697,809
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	5.8%
Novo Nordisk A/S - ADR	5.4%
Agnico Eagle Mines Ltd.	5.1%
IAMGOLD Corp.	5.0%
Evolution A.B.	4.8%
Kinross Gold Corp.	4.4%
Dassault Systemes S.E.	4.4%
Newmont Corp. - CDI	3.9%
Barrick Mining Corp.	3.9%
Franco-Nevada Corp.	3.4%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	5.8%
Novo Nordisk A/S - ADR	5.4%
Agnico Eagle Mines Ltd.	5.1%
IAMGOLD Corp.	5.0%
Evolution A.B.	4.8%
Kinross Gold Corp.	4.4%
Dassault Systemes S.E.	4.4%
Newmont Corp. - CDI	3.9%
Barrick Mining Corp.	3.9%
Franco-Nevada Corp.	3.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000093021 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Bond Fund
Class Name	Class A
Trading Symbol	EPIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class A/EPIBX)	$57	1.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[3]
Net Assets	$ 87,673,316
Holdings Count | Holding	60
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,673,316
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Queensland Treasury Corp., 1.750%, 7/20/2034	4.2%
Colombia Government International Bond, 9.850%, 6/28/2027	3.5%
European Investment Bank, 6.950%, 3/1/2029	3.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	3.3%
Republic of Poland Government Bond, 5.000%, 10/25/2035	3.0%
Philippine Government International Bond, 6.250%, 1/14/2036	2.9%
Malaysia Government Bond, 2.632%, 4/15/2031	2.8%
Inter-American Development Bank, 5.100%, 11/17/2026	2.7%
Mexican Bonos, 7.750%, 11/23/2034	2.7%
International Finance Corp., 0.000%, 5/20/2030	2.3%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Queensland Treasury Corp., 1.750%, 7/20/2034	4.2%
Colombia Government International Bond, 9.850%, 6/28/2027	3.5%
European Investment Bank, 6.950%, 3/1/2029	3.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	3.3%
Republic of Poland Government Bond, 5.000%, 10/25/2035	3.0%
Philippine Government International Bond, 6.250%, 1/14/2036	2.9%
Malaysia Government Bond, 2.632%, 4/15/2031	2.8%
Inter-American Development Bank, 5.100%, 11/17/2026	2.7%
Mexican Bonos, 7.750%, 11/23/2034	2.7%
International Finance Corp., 0.000%, 5/20/2030	2.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129564 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Bond Fund
Class Name	Class I
Trading Symbol	EPBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class I/EPBIX)	$45	0.90%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[4]
Net Assets	$ 87,673,316
Holdings Count | Holding	60
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,673,316
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Queensland Treasury Corp., 1.750%, 7/20/2034	4.2%
Colombia Government International Bond, 9.850%, 6/28/2027	3.5%
European Investment Bank, 6.950%, 3/1/2029	3.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	3.3%
Republic of Poland Government Bond, 5.000%, 10/25/2035	3.0%
Philippine Government International Bond, 6.250%, 1/14/2036	2.9%
Malaysia Government Bond, 2.632%, 4/15/2031	2.8%
Inter-American Development Bank, 5.100%, 11/17/2026	2.7%
Mexican Bonos, 7.750%, 11/23/2034	2.7%
International Finance Corp., 0.000%, 5/20/2030	2.3%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Queensland Treasury Corp., 1.750%, 7/20/2034	4.2%
Colombia Government International Bond, 9.850%, 6/28/2027	3.5%
European Investment Bank, 6.950%, 3/1/2029	3.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	3.3%
Republic of Poland Government Bond, 5.000%, 10/25/2035	3.0%
Philippine Government International Bond, 6.250%, 1/14/2036	2.9%
Malaysia Government Bond, 2.632%, 4/15/2031	2.8%
Inter-American Development Bank, 5.100%, 11/17/2026	2.7%
Mexican Bonos, 7.750%, 11/23/2034	2.7%
International Finance Corp., 0.000%, 5/20/2030	2.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129565 [Member]
Shareholder Report [Line Items]
Fund Name	EP Emerging Markets Fund
Class Name	Class I
Trading Symbol	EPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/emerging-markets-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class I/EPEIX)	$77	1.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[5]
Net Assets	$ 135,441,124
Holdings Count | Holding	65
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$135,441,124
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
British American Tobacco PLC	3.2%
Astra International Tbk P.T.	3.2%
Telkom Indonesia Persero Tbk P.T.	2.9%
B3 S.A. - Brasil Bolsa Balcao	2.7%
Alibaba Group Holding Ltd.	2.4%
Vale S.A.	2.4%
Luzhou Laojiao Co., Ltd. - Class A	2.2%
Saudi Arabian Oil Co.	2.0%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
British American Tobacco PLC	3.2%
Astra International Tbk P.T.	3.2%
Telkom Indonesia Persero Tbk P.T.	2.9%
B3 S.A. - Brasil Bolsa Balcao	2.7%
Alibaba Group Holding Ltd.	2.4%
Vale S.A.	2.4%
Luzhou Laojiao Co., Ltd. - Class A	2.2%
Saudi Arabian Oil Co.	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000093793 [Member]
Shareholder Report [Line Items]
Fund Name	EP Emerging Markets Fund
Class Name	Class A
Trading Symbol	EPASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/emerging-markets-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class A/EPASX)	$90	1.75%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%	[6]
Net Assets	$ 135,441,124
Holdings Count | Holding	65
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$135,441,124
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
British American Tobacco PLC	3.2%
Astra International Tbk P.T.	3.2%
Telkom Indonesia Persero Tbk P.T.	2.9%
B3 S.A. - Brasil Bolsa Balcao	2.7%
Alibaba Group Holding Ltd.	2.4%
Vale S.A.	2.4%
Luzhou Laojiao Co., Ltd. - Class A	2.2%
Saudi Arabian Oil Co.	2.0%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
British American Tobacco PLC	3.2%
Astra International Tbk P.T.	3.2%
Telkom Indonesia Persero Tbk P.T.	2.9%
B3 S.A. - Brasil Bolsa Balcao	2.7%
Alibaba Group Holding Ltd.	2.4%
Vale S.A.	2.4%
Luzhou Laojiao Co., Ltd. - Class A	2.2%
Saudi Arabian Oil Co.	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129046 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac Gold Fund
Class Name	Class A
Trading Symbol	EPGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/gold-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class A/EPGFX)	$71	1.27%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.27%	[7]
Net Assets	$ 593,059,948
Holdings Count | Holding	75
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$593,059,948
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.1%
Pan American Silver Corp.	6.3%
Fortuna Silver Mines, Inc.	5.8%
Barrick Mining Corp.	5.0%
Franco-Nevada Corp.	4.9%
Royal Gold, Inc.	4.8%
Wheaton Precious Metals Corp.	4.3%
Heliostar Metals Ltd.	4.2%
AngloGold Ashanti Ltd. - ADR	3.9%
Aurion Resources Ltd.	3.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.1%
Pan American Silver Corp.	6.3%
Fortuna Silver Mines, Inc.	5.8%
Barrick Mining Corp.	5.0%
Franco-Nevada Corp.	4.9%
Royal Gold, Inc.	4.8%
Wheaton Precious Metals Corp.	4.3%
Heliostar Metals Ltd.	4.2%
AngloGold Ashanti Ltd. - ADR	3.9%
Aurion Resources Ltd.	3.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000206106 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac Gold Fund
Class Name	Class I
Trading Symbol	EPGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/gold-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class I/EPGIX)	$57	1.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.02%	[8]
Net Assets	$ 593,059,948
Holdings Count | Holding	75
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$593,059,948
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.1%
Pan American Silver Corp.	6.3%
Fortuna Silver Mines, Inc.	5.8%
Barrick Mining Corp.	5.0%
Franco-Nevada Corp.	4.9%
Royal Gold, Inc.	4.8%
Wheaton Precious Metals Corp.	4.3%
Heliostar Metals Ltd.	4.2%
AngloGold Ashanti Ltd. - ADR	3.9%
Aurion Resources Ltd.	3.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.1%
Pan American Silver Corp.	6.3%
Fortuna Silver Mines, Inc.	5.8%
Barrick Mining Corp.	5.0%
Franco-Nevada Corp.	4.9%
Royal Gold, Inc.	4.8%
Wheaton Precious Metals Corp.	4.3%
Heliostar Metals Ltd.	4.2%
AngloGold Ashanti Ltd. - ADR	3.9%
Aurion Resources Ltd.	3.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000134866 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac InternationalDividend Income Fund
Class Name	Class I
Trading Symbol	EPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-dividend-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class I/EPDIX)	$63	1.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%	[9]
Net Assets	$ 250,567,457
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$250,567,457
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vodafone Group PLC	3.8%
British American Tobacco PLC - ADR	3.5%
SK Telecom Co., Ltd. - ADR	3.0%
Barrick Mining Corp.	2.4%
Samsung Electronics Co., Ltd. - GDR	2.2%
TotalEnergies S.E. - ADR	2.2%
IAMGOLD Corp.	2.0%
Nokia Oyj	2.0%
Engie S.A.	2.0%
Eni S.p.A.	1.9%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vodafone Group PLC	3.8%
British American Tobacco PLC - ADR	3.5%
SK Telecom Co., Ltd. - ADR	3.0%
Barrick Mining Corp.	2.4%
Samsung Electronics Co., Ltd. - GDR	2.2%
TotalEnergies S.E. - ADR	2.2%
IAMGOLD Corp.	2.0%
Nokia Oyj	2.0%
Engie S.A.	2.0%
Eni S.p.A.	1.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000134865 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac InternationalDividend Income Fund
Class Name	Class A
Trading Symbol	EPDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-dividend-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class A/EPDPX)	$77	1.39%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.39%	[10]
Net Assets	$ 250,567,457
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$250,567,457
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vodafone Group PLC	3.8%
British American Tobacco PLC - ADR	3.5%
SK Telecom Co., Ltd. - ADR	3.0%
Barrick Mining Corp.	2.4%
Samsung Electronics Co., Ltd. - GDR	2.2%
TotalEnergies S.E. - ADR	2.2%
IAMGOLD Corp.	2.0%
Nokia Oyj	2.0%
Engie S.A.	2.0%
Eni S.p.A.	1.9%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vodafone Group PLC	3.8%
British American Tobacco PLC - ADR	3.5%
SK Telecom Co., Ltd. - ADR	3.0%
Barrick Mining Corp.	2.4%
Samsung Electronics Co., Ltd. - GDR	2.2%
TotalEnergies S.E. - ADR	2.2%
IAMGOLD Corp.	2.0%
Nokia Oyj	2.0%
Engie S.A.	2.0%
Eni S.p.A.	1.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.